Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s practice has been to grant equity awards based on the closing stock price on the trading day prior to the Compensation Committee approval of the award. This methodology is common practice and offers no inherent pricing advantage to the executive or the Company. This timing is designed to avoid the possibility that the Company could grant stock awards prior to the release of material, non-public information that may result in a change in our stock price. Equity awards may be granted throughout the year but not during trading blackout periods in Company stock and not close in time prior to or after the release of material non-public information.

Award Timing Method	grant equity awards based on the closing stock price on the trading day prior to the Compensation Committee approval of the award.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	This timing is designed to avoid the possibility that the Company could grant stock awards prior to the release of material, non-public information that may result in a change in our stock price.
MNPI Disclosure Timed for Compensation Value	false